Label		Element	Value
Class Y-1, Y-2, Y-3 Prospectus | Mercer US Small/Mid Cap Growth Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Mercer US Small/Mid Cap Growth Equity Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to provide long-term total return, comprised primarily of capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables summarize the fees and expenses that you may pay if you invest in the Class Y Shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Class Y Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class Y-1, Class Y-2, or Class Y-3 shares of the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests principally in equity securities (such as common stock) issued by small-to-medium capitalization U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of small-to-medium capitalization U.S. companies. For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. For purposes of this investment policy, the Fund considers “small-to-medium capitalization U.S. companies” to be companies with market capitalizations between $25 million and the largest company included in the Russell 2500™ Index (as of June 30, 2015, $10.8 billion). Generally, the Fund invests in companies that have higher earnings and/or revenue growth histories or expectations relative to the Russell 2500™ Index. The Fund may invest in derivative instruments, such as exchange-listed equity futures contracts, to gain market exposure on cash balances or to reduce market exposure in anticipation of liquidity needs.

Risk [Heading]		rr_RiskHeading	Principal Risk Factors
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in alphabetical order, not in order of importance or likelihood of occurrence. Loss of money is a risk of investing in the Fund.

Custody Risk. There are risks involved in dealing with the custodians or brokers who settle Fund trades. Securities and other assets deposited with custodians or brokers may not be clearly or constantly identified as being assets of the Fund, and hence the Fund may be exposed to a credit risk with regard to such parties. In some jurisdictions, the Fund may only be an unsecured creditor of its broker in the event of bankruptcy or administration of such broker. Further, there may be practical or time problems associated with enforcing the Fund’s rights to its assets in the case of an insolvency of any such party.

Derivatives Risk. The Fund may invest in derivative instruments such as exchange-listed equity futures contracts. Derivatives are financial instruments, the values of which depend upon, or are derived from, the value of something else, such as one or more underlying investments, pools of investments, indices, or currencies. A subadvisor may use exchange-listed equity futures contracts to equitize cash held in the portfolio. Derivatives involve special risks and may result in losses. The successful use of derivatives depends on the ability of a subadvisor to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations. Certain derivatives are subject to mandatory central clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not make derivatives transactions risk-free.

Equity Securities Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. U.S. and global stock markets have experienced periods of substantial price volatility in the past and may do so in the future.

Growth Stock Risk. The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Companies with strong growth potential (both domestic and foreign) tend to have higher than average price-to-earnings ratios, meaning that these stocks are more expensive than average relative to the companies’ earnings. The market prices of equity securities of growth companies are often quite volatile, since the prices may be particularly sensitive to economic, market, or company developments and may present a greater degree of risk of loss.

Issuer Risk. The issuer of a security may perform poorly and the value of its stocks or bonds may decline as a result. An issuer of securities held by the Fund could become bankrupt or could default on its issued debt or have its credit rating downgraded.

Management Techniques Risk. The investment strategies, techniques, and risk analyses employed by the subadvisors, while designed to enhance potential returns, may not produce the desired results or expected returns, which may cause the Fund to not meet its investments objective, or underperform its benchmark index or funds with similar investment objectives and strategies. The subadvisors may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Market Risk. The value of the securities in which the Fund invests may be adversely affected by fluctuations in the financial markets, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, government, industry, country, or geographic region.

Portfolio Turnover Risk. Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs and capital gains (which could increase taxes and, consequently, reduce returns).

Small and Medium Capitalization Stock Risk. The securities of companies with small and medium capitalizations may involve greater investment risks than securities of companies with large capitalizations. Small and medium capitalization companies may have an unproven or narrow technological base and limited product lines, distribution channels, and market and financial resources, and the small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. As a result, the prices of securities of small and medium capitalization companies may be subject to more abrupt or erratic movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations. Securities of small and medium capitalization companies also may pay no, or only small, dividends.

The Fund is not intended to serve as a complete investment program.

Risk Lose Money [Text]		rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance of the Fund
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad measure of market performance.

Class Y-1 shares and Class Y-2 shares of the Fund had not commenced operations as of the date of this prospectus. The returns of the Class Y-1 and Class Y-2 shares would have been substantially similar to the returns of Class Y-3 shares; however, because the Fund’s Class Y-1 shares are subject to a 12b-1 fee and both Class Y-1 shares and Class Y-2 shares are subject to an internal administrative fee, while the Class Y-3 shares are not, the returns of the Class Y-1 shares and Class Y-2 shares would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad measure of market performance.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Class Y-1 shares and Class Y-2 shares of the Fund had not commenced operations as of the date of this prospectus.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	(2006 was Class Y-3’s first full calendar year of operation)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

The Fund’s calendar year-to-date return as of June 30, 2015 was 6.93%.

The Fund’s highest return for a quarter during the periods shown above was 17.29%, for the quarter ended June 30, 2009.

The Fund’s lowest return for a quarter during the periods shown above was -26.99%, for the quarter ended December 31, 2008.

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	6.93%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	17.29%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(26.99%)
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2014
Class Y-1, Y-2, Y-3 Prospectus | Mercer US Small/Mid Cap Growth Equity Fund | Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year	[1]	rr_AverageAnnualReturnYear01	7.05%
5 Years	[1]	rr_AverageAnnualReturnYear05	17.27%
Since Inception	[1]	rr_AverageAnnualReturnSinceInception	9.58%
Inception Date	[1]	rr_AverageAnnualReturnInceptionDate	Aug. 15, 2005
Class Y-1, Y-2, Y-3 Prospectus | Mercer US Small/Mid Cap Growth Equity Fund | Class Y-1
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.44%
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” shown for the Class Y-1 shares and Class Y-2 shares are based on estimated amounts for the Fund’s current fiscal year, as the Class Y-1 shares and Class Y-2 shares had not commenced operations as of the date of this prospectus.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 147
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	456
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	787
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,724
Class Y-1, Y-2, Y-3 Prospectus | Mercer US Small/Mid Cap Growth Equity Fund | Class Y-2
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.14%
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	The “Other Expenses” shown for the Class Y-1 shares and Class Y-2 shares are based on estimated amounts for the Fund’s current fiscal year, as the Class Y-1 shares and Class Y-2 shares had not commenced operations as of the date of this prospectus.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	628
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,386
Class Y-1, Y-2, Y-3 Prospectus | Mercer US Small/Mid Cap Growth Equity Fund | Class Y-3
Risk/Return:		rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,213
Annual Return 2006		rr_AnnualReturn2006	12.46%
Annual Return 2007		rr_AnnualReturn2007	(8.11%)
Annual Return 2008		rr_AnnualReturn2008	(44.59%)
Annual Return 2009		rr_AnnualReturn2009	44.13%
Annual Return 2010		rr_AnnualReturn2010	25.11%
Annual Return 2011		rr_AnnualReturn2011	(1.81%)
Annual Return 2012		rr_AnnualReturn2012	16.39%
Annual Return 2013		rr_AnnualReturn2013	37.04%
Annual Return 2014		rr_AnnualReturn2014	4.43%
1 Year		rr_AverageAnnualReturnYear01	4.43%
5 Years		rr_AverageAnnualReturnYear05	15.40%
Since Inception		rr_AverageAnnualReturnSinceInception	8.53%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 15, 2005
Class Y-1, Y-2, Y-3 Prospectus | Mercer US Small/Mid Cap Growth Equity Fund | Class Y-3 | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.13%
5 Years		rr_AverageAnnualReturnYear05	12.93%
Since Inception		rr_AverageAnnualReturnSinceInception	6.87%
Class Y-1, Y-2, Y-3 Prospectus | Mercer US Small/Mid Cap Growth Equity Fund | Class Y-3 | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.42%
5 Years		rr_AverageAnnualReturnYear05	12.07%
Since Inception		rr_AverageAnnualReturnSinceInception	6.61%

[1]	The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and cannot be invested in directly.
[2]	The "Other Expenses" shown for the Class Y-1 shares and Class Y-2 shares are based on estimated amounts for the Fund's current fiscal year, as the Class Y-1 shares and Class Y-2 shares had not commenced operations as of the date of this prospectus. "Other Expenses" include custodial, legal, audit, transfer agent and Trustees' fees and expenses, a sub-transfer agent payment of 0.10% paid by the Class Y-1 and Class Y-2 shares of the Fund and an internal administrative fee of 0.10% and 0.05% paid by the Class Y-1 and Class Y-2 shares of the Fund, respectively, to the Advisor.